CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2019	$ 53	$ 37,238	$ 9,178,837	$ (175,659)	$ 8,152,861	$ 17,193,330
Beginning balance (in shares) at Jun. 30, 2019	53,032	37,237,519
Gain on currency translation				30,915		30,915
Net income					1,773,401	1,773,401
Ending balance, value at Jun. 30, 2020	$ 53	$ 37,413	9,330,912	(144,744)	9,926,262	19,149,896
Ending balance (in shares) at Jun. 30, 2020	53,032	37,412,519
Stock-based vendor compensation (in shares)		175,000
Conversion of preferred stock to common stock (in shares)	(3,672)
Gain on currency translation				72,714		72,714
Net income					2,219,434	2,219,434
Ending balance, value at Sep. 30, 2020	$ 53	$ 37,413	9,330,912	(72,030)	12,145,696	21,442,044
Ending balance (in shares) at Sep. 30, 2020	53,032	37,412,519
Beginning balance, value at Jun. 30, 2020	$ 53	$ 37,413	9,330,912	(144,744)	9,926,262	19,149,896
Beginning balance (in shares) at Jun. 30, 2020	53,032	37,412,519
Gain on currency translation				287,325		287,325
Net income					5,849,443	5,849,443
Ending balance, value at Jun. 30, 2021	$ 49	$ 37,486	9,330,843	142,581	15,775,705	25,286,664	[1]
Ending balance (in shares) at Jun. 30, 2021	49,360	37,485,959
Stock-based vendor compensation		$ 175	152,075			152,250
Conversion of preferred stock to common stock	(4)	$ 73	(69)
Conversion of preferred stock to common stock (in shares)		73,440
Gain on currency translation				(86,168)		(86,168)
Net income					(1,880,993)	(1,880,993)
Ending balance, value at Sep. 30, 2021	$ 49	$ 37,486	$ 9,330,843	$ 56,413	$ 13,894,712	$ 23,319,503
Ending balance (in shares) at Sep. 30, 2021	49,360	37,485,959

[1]	Derived from audited financial statements